UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3150

                                 BMC Fund, Inc.
                                800 Golfview Park
                                Lenoir, NC 28645
               (Address of principal executive offices) (Zip code)

                                   Carol Frye
                                800 Golfview Park
                                  P. O. Box 500
                                Lenoir, NC 28645
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 828-758-6100

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
January 31, 2007
================================================================================

                                    Coupon                                                                    Percent
                                   Interest           Maturity            Maturity            Market          of Net
Debt Issuer                          Rate               Date                Value             Value           Assets
FIXED INCOME:
OAKWOOD HOMES CORP                  7.875%             3/1/2004        $   1,000,000     $      85,000
ENRON CORP(1)                       6.750%             7/1/2005             (300,000)                -
UK TREASURY BDS                     4.500%             3/7/2007            1,052,550         1,173,321
GENERAL MTRS ACCEP CORP             6.150%             4/5/2007              250,000           250,104
GENERAL MTRS ACCEP CORP             6.125%            1/22/2008              250,000           249,600
JPMORGAN CHASE & CO NIKKEI          0.000%            1/30/2008            3,000,000         3,414,117
UK TREASURY BDS                     5.000%             3/7/2008            2,927,921         2,917,400
UK TREASURY BDS                     5.000%             3/7/2008              985,056           977,002
LEHMAN BROS HLDGS INC EAFE          0.000%            9/29/2008            1,000,000         1,202,700
LEHMAN BROS HLDGS INC NIKKEI        0.000%           11/15/2008            3,000,000         4,086,300
LEHMAN BROS MEDIUM TERM             0.000%            3/15/2011            3,000,000         2,976,300
GENERAL MTRS CORP                   9.400%            7/15/2021              250,000           248,750
POTOMAC TRUST CAPITAL MM S          3.350%             2/4/2025            1,000,000         1,000,000
                                                                       -------------     -------------

TOTAL INVESTMENTS IN FIXED INCOME                                      $  18,015,527     $  18,580,594               11.26%
                                                                       =============     -------------       -------------

(1)In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2007
================================================================================

                                                                         Percent
                                 Shares                    Market        of Net
Company Name                      Held         Cost        Value         Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN GLOBAL INC FD COM        38,500   $  500,945   $  508,200
VAN KAMPEN SR INCOME TR COM       50,000      409,877      444,000
VANGUARD LONG-TERM CORP          105,820    1,000,000      968,254
                                           ----------   ----------

TOTAL BOND MUTUAL FUNDS                    $1,910,822   $1,920,454         1.16%
                                           ----------   ----------    ----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2007
================================================================================

                                                                                              Percent
                                           Shares                             Market          of Net
Company Name                                Held            Cost              Value           Assets
MUTUAL FUNDS:
STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
SELECTED AMERN SHS INC COM                   5,109     $    150,000      $    238,692
SPDR TR UNIT SER 1                           5,000          548,765           718,750
                                                       ------------      ------------
                                                            698,765           957,442             0.58%
                                                       ------------      ------------     ------------

Large Cap Growth
NASDAQ 100 TR UNIT SER 1                     6,500          246,803           286,455             0.17%
                                                       ------------      ------------     ------------

Large Cap Value
DODGE & COX STK FD COM                       4,147          489,147           649,146
EATON VANCE TAX ADVT COM                    13,100          292,238           358,285
GABELLI DIVD & INCM TR COM                  12,000          229,293           256,440
GMO TR VALUE III                            33,419          254,197           368,947
                                                       ------------      ------------
                                                          1,264,875         1,632,818             0.99%
                                                       ------------      ------------     ------------

TOTAL U.S. LARGE CAP EQUITIES                             2,210,442         2,876,715             1.74%
                                                       ------------      ------------     ------------

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
CENTRAL SECS CORP COM                        5,000          125,679           132,490
VANGUARD STRATEGIC EQUITY                   16,921          306,714           416,417
                                                       ------------      ------------
                                                            432,393           548,906             0.33%
                                                       ------------      ------------     ------------

Mid Cap Growth
BRANDYWINE FD INC COM                       10,054          225,000           353,686
VANGUARD CAPITAL OPPOR FUN                   4,472          100,058           164,897
                                                       ------------      ------------
                                                            325,058           518,583             0.31%
                                                       ------------      ------------     ------------

Mid Cap Value
HANCOCK J PATRIOT SLCT COM                  10,000          152,050           134,900
VANGUARD SELECTED VALUE FU                  30,467          522,314           661,745
                                                       ------------      ------------
                                                            674,364           796,645             0.48%
                                                       ------------      ------------     ------------

Small Cap Value
CORNERCAP GROUP FDS CONTRA                   9,355          100,000           112,722
VANGUARD SMALL-CAP VALUE I                  10,225          100,000           177,812
                                                       ------------      ------------
                                                            200,000           290,534             0.18%
                                                       ------------      ------------     ------------

TOTAL U.S. SMALL/MID CAP EQUITIES                         1,631,815         2,154,668             1.31%
                                                       ------------      ------------     ------------

INTERNATIONAL EQUITIES
Foreign Large Blend
ISHARES TR MSCI EAFE IDX                    12,600          520,186           935,424
VANGUARD INTL GROWTH FUND                   10,944          553,811           840,839
                                                       ------------      ------------
                                                          1,073,997         1,776,263             1.08%
                                                       ------------      ------------     ------------

Foreign Large Value
GMO TR FOREIGN II                           63,902          661,348         1,182,832
GMO TR INTL INTRINSIC VL I                  19,384          362,936           671,282
ISHARES INC MSCI CDA INDEX                  25,500          466,086           646,170
                                                       ------------      ------------
                                                          1,490,370         2,500,284             1.52%
                                                       ------------      ------------     ------------

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA                  19,958          453,542           630,680             0.38%
                                                       ------------      ------------     ------------

Diversified Emerging Markets
BLDRS INDEX FDS TR EMER MK                  16,000          271,595           625,440
ISHARES TR MSCI EMERG MKT                    9,000          393,810         1,028,700
                                                       ------------      ------------
                                                            665,405         1,654,140             1.00%
                                                       ------------      ------------     ------------

Diversified Asia Pacific
BLDRS INDEX FDS TR ASIA 50                  16,500          372,525           542,190
MORGAN S D WITTR ASIA COM                   56,000          582,115         1,064,000
                                                       ------------      ------------
                                                            954,640         1,606,190             0.97%
                                                       ------------      ------------     ------------

European Stock
ISHARES INC MSCI UTD KINGD                  13,700          248,982           322,909
NEW IRELAND FUND INC                        16,379          188,388           545,421
SPAIN FD COM                                25,200          214,302           377,244
SWISS HELVETIA FD INC COM                   25,479          292,159           511,364
                                                       ------------      ------------
                                                            943,831         1,756,937             1.07%
                                                       ------------      ------------     ------------

Japan Stock
ISHARES INC MSCI JAPAN                      47,000          467,930           672,570
VANGUARD PACIFIC STOCK IND                   8,304          520,000           684,496
VANGUARD PACIFIC VIPERS                     10,100          506,327           676,700
                                                       ------------      ------------
                                                          1,494,257         2,033,766             1.23%
                                                       ------------      ------------     ------------

Asia Ex-Japan Stock
ISHARES INC MSCI AUSTRALIA                  41,500          663,914           992,680
ISHARES INC MSCI SINGAPORE                 151,500        1,063,650         1,775,580
MATTHEWS INTL FDS ASIAN GR                  75,615        1,125,000         1,438,198
TAIWAN FD INC COM                           26,200          282,381           474,220
                                                       ------------      ------------
                                                          3,134,945         4,680,678             2.84%
                                                       ------------      ------------     ------------

Latin America Stock
ISHARES INC MSCI MEXICO                      4,000          157,040           209,200             0.13%
                                                       ------------      ------------     ------------

TOTAL INTERNATIONAL EQUITIES                             10,368,026        16,848,138            10.21%
                                                       ------------      ------------     ------------

SPECIALTY FUNDS
Natural Resources
ENERPLUS RES FD UNIT TR G                   10,000          481,408           438,700
OIL SVC HOLDRS TR DEPOSTRY                   4,000          535,335           547,000
PENGROWTH ENERGY TR TR UNI                  30,000          546,953           508,200
POWERSHARES ETF TRUST WATE                  21,000          370,187           395,220
PROVIDENT ENERGY TR TR UNI                  20,000          228,130           208,400
                                                       ------------      ------------
                                                          2,162,011         2,097,520             1.27%
                                                       ------------      ------------     ------------

Precious Metals
ISHARES COMEX GOLD TR ISHA                  30,000        1,762,368         1,945,500
MARKET VECTORS ETF TR GOLD                  30,000        1,064,646         1,188,000
                                                       ------------      ------------
                                                          2,827,014         3,133,500             1.90%
                                                       ------------      ------------     ------------

Moderate Allocation
FPA FUNDS TR FPA CRESCENT                   10,957          194,065           290,036             0.18%
                                                       ------------      ------------     ------------

TOTAL SPECIALTY FUNDS                                     5,183,090         5,521,056             3.35%
                                                       ------------      ------------     ------------

TOTAL STOCK MUTUAL FUNDS                                 19,393,373        27,400,578            16.61%
                                                       ------------      ------------     ------------

TOTAL INVESTMENTS IN MUTUAL FUNDS                      $ 21,304,195      $ 29,321,032            17.78%
                                                       ============      ------------     ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2007
================================================================================

                                                                                 Percent
                                                                   Market        of Net
Company Name                                        Cost           Value         Assets
LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                    $  1,475,886   $  1,804,607
   -EVENT DRIVEN SERIES                            2,298,592      3,251,897
   -MERGER ARBITRAGE SERIES                        1,600,000      2,000,023
JMG CAPITAL PARTNERS LP                              609,767      1,712,741
LMC COMPASS FUND, LP                               1,500,000      1,820,799
MARINER PARTNERS, LP                                 750,000      1,551,152
RYE SELECT BROAD MARKET FUND                       1,000,000      1,008,833
STARK INVESTMENTS LP                               1,000,000      2,686,487
STARK STRUCTURED FINANCE ONSHORE                   1,000,000      1,133,994
WALNUT INVESTMENT PARTNERS LP                        235,567        208,965
                                                ------------   ------------
TOTAL LIMITED PARTNERSHIPS                        11,469,812     17,179,498          10.41%
                                                ------------   ------------   ------------

CALL OPTIONS:
NASDAQ 100 SHARES CALL OPTION $40 EXP 3/17/07        145,313        106,750           0.06%
                                                ------------   ------------   ------------

PUT OPTIONS:
COOPER COMPANIES PUT OPTION $50 EXP 2/17/07           30,563         17,500           0.01%
                                                ------------   ------------   ------------

TOTAL OTHER INVESTMENTS                         $ 11,645,688   $ 17,303,748          10.49%
                                                ============   ------------   ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited) January 31, 2007
================================================================================

                                                                                                             Percent
Sectors and                        Shares                                                   Market           of Net
Industries                          Held      Company Name                     Cost         Value            Assets

COMMON STOCKS:
COMMON STOCKS
CONSUMER DISCRETIONARY
Consumer Durables & Apparel          5,000 CHEROKEE INC DEL NEW COM          $ 199,485      $ 216,050
                                     2,000 GARMIN LTD ORD                       95,867         97,540
                                   170,600 HEAD N V NY REGISTRY SH             387,678        614,160
                                    10,000 TEMPUR PEDIC INTL INC COM           120,544        238,000
                                     2,500 UNDER ARMOUR, INC                   106,262        127,000
                                     5,000 YANKEE CANDLE INC COM               128,192        173,150
                                                                          ------------   ------------
                                                                             1,038,028      1,465,900           0.89%
                                                                          ------------   ------------   ------------

Consumer Services                   48,000 APPLEBEES INTL INC COM            1,053,979      1,211,520
                                    28,000 CARNIVAL CORP COM                 1,116,019      1,443,680
                                    21,300 MCDONALDS CORP COM                  439,383        944,655
                                                                          ------------   ------------
                                                                             2,609,381      3,599,855           2.18%
                                                                          ------------   ------------   ------------

Media                               30,000 DISNEY WALT CO COM                  701,268      1,055,100
                                     5,000 GRUPO TELEVISA SA DE SP AD          141,259        145,800
                                    55,000 NEWS CORP CL B                      958,567      1,344,750
                                                                          ------------   ------------
                                                                             1,801,094      2,545,650           1.54%
                                                                          ------------   ------------   ------------

Retailing                            5,000 AARON RENTS INC COM                 102,044        147,600
                                     6,200 CHICOS FAS INC COM                  140,582        129,256
                                    30,000 HOME DEPOT INC COM                1,027,660      1,222,200
                                     2,000 TARGET CORP COM                     119,080        120,420
                                                                          ------------   ------------
                                                                             1,389,366      1,619,476           0.98%
                                                                          ------------   ------------   ------------

Automobiles & Components            10,000 GENERAL MTRS CORP COM               322,723        328,400
                                     3,750 TOYOTA MTR CP ADS                   440,333        488,625
                                                                          ------------   ------------
                                                                               763,056        817,025           0.50%
                                                                          ------------   ------------   ------------

TOTAL CONSUMER DISCRETIONARY                                                 7,600,925     10,047,906           6.09%
                                                                          ------------   ------------   ------------

CONSUMER STAPLES
Food & Staples Retailing             2,000 COSTCO COMPANIES INC COM            105,322        112,320
                                    50,000 KROGER CO COM                       812,240      1,280,000
                                    40,000 SAFEWAY INC COM NEW                 748,312      1,441,200
                                     7,280 SUPERVALU INC COM                   212,794        276,494
                                     2,000 SYSCO CORP COM                       55,730         69,100
                                                                          ------------   ------------
                                                                             1,934,399      3,179,114           1.93%
                                                                          ------------   ------------   ------------

Food, Beverage & Tobacco            10,000 ANHEUSER BUSCH COS INC COM          444,333        509,700
                                    10,000 CADBURY SCHWEPPES PLC ADR           320,147        453,400
                                     3,000 CAMPBELL SOUP CO COM                102,735        115,440
                                    22,000 COCA COLA CO COM                    910,468      1,053,360
                                    20,000 CONAGRA FOODS INC COM               451,670        514,200
                                    33,421 DEL MONTE FOODS CO COM              293,012        383,005
                                    10,000 DIAGEO P L C SPON ADR NEW           584,722        787,300
                                    12,500 GENERAL MLS INC COM                 615,776        715,500
                                    10,000 GROUP DANONE ADS                    302,506        330,500
                                    11,900 HEINZ H J CO COM                    399,291        560,728
                                    15,000 KRAFT FOODS INC CL A                468,420        523,800
                                    12,300 NESTLE S A SPONSORED ADR            201,834      1,124,354
                                     4,000 PEPSICO INC COM                     216,824        257,960
                                     2,000 UST INC                             110,257        113,880
                                                                          ------------   ------------
                                                                             5,421,993      7,443,127           4.51%
                                                                          ------------   ------------   ------------

Household & Personal Products       50,000 AVON PRODS INC COM                1,361,354      1,719,500
                                     2,000 PROCTER & GAMBLE CO COM             128,135        128,140
                                                                          ------------   ------------
                                                                             1,489,489      1,847,640           1.12%
                                                                          ------------   ------------   ------------
TOTAL CONSUMER STAPLES                                                       8,845,881     12,469,881           7.56%
                                                                          ------------   ------------   ------------

ENERGY                              30,000 ADVANTAGE ENERGY INCOM TR           345,877        325,500
                                    15,000 BP PLC SPONSORED ADR              1,014,236        952,650
                                     6,200 CHEVRON CORP                        223,257        451,856
                                    21,292 CONOCOPHILLIPS COM                  600,414      1,414,002
                                     5,500 DEVON ENERGY CORP NEW COM           361,465        372,845
                                     5,000 DOUBLE HULL TANKERS COM              75,018         75,200
                                    25,340 ENTERPRISE PRODS PARTN COM          470,956        749,304
                                     7,104 EXXON MOBIL CORP COM                307,899        524,706
                                       500 FRONTIER OIL CORP COM                17,363         14,205
                                     3,000 GENERAL MARITIME CORP SHS           108,782        107,820
                                     2,000 HALLIBURTON CO COM                   64,075         57,080
                                     3,000 KNIGHTSBRIDGE TANKERS ORD            77,340         74,730
                                       100 MARATHON OIL CORP COM                 6,931          9,034
                                     3,000 NORDIC AMERICAN TANKER COM          115,277        106,290
                                     2,000 POGO PRODUCING CO COM                97,721         99,100
                                    15,000 PRECISION DRILLING TR TR U          321,974        337,950
                                     5,000 PRIDE INTL INC DEL COM              146,376        139,050
                                     3,500 ROYAL DUTCH SHELL ADR A             187,274        238,875
                                     8,792 ROYAL DUTCH SHELL ADR B             431,360        595,306
                                     1,500 SPECTRA ENERGY                       42,619         39,180
                                     4,750 SUNCOR ENERGY INC COM               371,447        345,643
                                     2,500 SUPERIOR ENERGY SERVICES             79,724         73,050
                                     8,000 TENARIS S A SPONSORED ADR           349,227        372,585
                                    14,500 TEPPCO PARTNERS L P UT LTD          455,590        601,750
                                     4,000 TIDEWATER INC COM                   202,915        202,080
                                     2,088 WEATHERFORD INTL LTD COM             97,153         81,613
                                                                          ------------   ------------
TOTAL ENERGY                                                                 6,572,267      8,361,404           5.07%
                                                                          ------------   ------------   ------------

FINANCIALS
Banks                                3,500 ASSOCIATED BANC CORP COM            108,557        118,545
                                    16,000 BANK OF AMERICA CORP COM            778,945        836,730
                                     9,550 COMERICA INC COM                    474,885        566,315
                                    50,000 HUDSON CITY BANCORP COM             668,276        688,000
                                    11,700 INDYMAC BANCORP INC COM             476,087        449,263
                                     3,000 NORFOLK SOUTHERN CORP COM           159,960        142,800
                                    13,700 US BANCORP DEL COM NEW              229,609        487,720
                                     1,500 WASHINGTON MUT INC COM               60,606         66,360
                                     1,000 WELLS FARGO & CO DEL COM             29,330         35,920
                                                                          ------------   ------------
                                                                             2,986,255      3,391,653           2.06%
                                                                          ------------   ------------   ------------

Diversified Financials              23,800 ALLIANCE BERNSTEIN HLDG UN        1,058,754      2,132,517
                                    14,000 ALLIED CAP CORP COM                 436,455        404,040
                                     2,000 BEAR STEARNS COS INC COM            275,470        321,900
                                     4,500 BROOKFIELD ASSET MANAGEMEN          128,037        218,165
                                     1,100 CHICAGO MERCANTIL HLDG CL           587,200        608,630
                                     8,133 CITIGROUP INC COM                   295,171        448,372
                                     3,000 EZCORP, INC.                         45,990         46,290
                                    10,064 HSBC HLDGS PLC SPON ADR NE          755,335        921,927
                                     6,500 INTERNATIONAL SECS EXC CL           276,769        263,770
                                    10,000 INVESTOOLS INC                      104,727        123,750
                                    10,000 J P MORGAN CHASE & CO COM           353,770        509,300
                                     5,000 LLOYDS TSB GROUP PLC SPONS          205,944        231,950
                                        50 MOODYS CORP COM                       3,274          3,578
                                     7,500 MORGAN STANLEY COM NEW              393,135        620,925
                                     4,300 NYSE GROUP INC                      424,232        423,789
                                                                          ------------   ------------
                                                                             5,344,264      7,278,903           4.41%
                                                                          ------------   ------------   ------------

Insurance                           10,000 AMERICAN FINL GROUP OH COM          319,047        353,200
                                     2,000 AMERICAN INTL GROUP COM             141,555        136,880
                                    30,000 AXA SPONSORED ADR                   561,132      1,274,100
                                    24,000 MANULIFE FINL CORP COM              697,306        806,940
                                    40,000 MARSH & MCLENNAN COS COM          1,154,788      1,180,000
                                     4,000 PRUDENTIAL FINL INC COM             330,023        353,320
                                                                          ------------   ------------
                                                                             3,203,851      4,104,440           2.49%
                                                                          ------------   ------------   ------------

Real Estate                         10,000 CAPITALSOURCE INC COM               278,261        276,850
                                     3,000 NEW CENTURY FINANCIAL COM           127,551         90,685
                                     3,000 NOVASTAR FINL INC COM                99,256         63,570
                                                                          ------------   ------------
                                                                               505,067        431,105           0.26%
                                                                          ------------   ------------   ------------
TOTAL FINANCIALS                                                            12,039,438     15,206,101           9.22%
                                                                          ------------   ------------   ------------

HEALTH CARE
Health Care Equipment & Services    10,666 AMEDISYS INC COM                    316,971        328,225
                                     5,000 BARD C R INC COM                    206,257        412,600
                                    10,000 CIGNA CORP COM                      511,444      1,324,000
                                       500 COVENTRY HEALTH CARE COM             28,213         25,775
                                    10,000 DENTSPLY INTL INC NEW COM           278,912        308,400
                                    12,000 ERESEARCHTECHNOLOGY COM             161,375         84,000
                                    13,400 LABORATORY AMER HLDGS COM           698,060        981,596
                                     5,000 PEDIATRIX MED GROUP COM             233,738        262,700
                                     7,000 QUEST DIAGNOSTICS INC COM           322,209        362,610
                                     1,550 UNITEDHEALTH GROUP INC COM           78,531         81,003
                                                                          ------------   ------------
                                                                             2,835,709      4,170,909           2.53%
                                                                          ------------   ------------   ------------

Pharmaceuticals & Biotechnology      1,500 AMGEN INC COM                       117,264        102,480
                                    40,000 BRISTOL MYERS SQUIBB COM            965,578      1,151,600
                                    10,000 ELAN PLC ADR                        144,989        124,500
                                    10,000 FOREST LABS INC COM                 398,899        561,100
                                     8,000 GILEAD SCIENCES INC COM             481,062        507,160
                                     7,500 GLAXOSMITHKLINE PLC SPONSO          387,802        405,975
                                     7,500 JOHNSON & JOHNSON COM               457,937        501,000
                                       500 MATRIXX INITIATIVES COM              12,376          8,425
                                    30,000 MERCK & CO INC COM                  827,577      1,342,500
                                    10,000 NOVARTIS A G SPONSORED ADR          504,076        576,900
                                     1,000 PDL BIOPHARMA INC COM                31,315         20,510
                                    15,100 PFIZER INC COM                      431,308        394,724
                                    40,000 SCHERING PLOUGH CORP COM            793,811      1,000,000
                                    11,500 SCIELE PHARMA INC COM               258,335        268,525
                                    12,500 WYETH COM                           555,515        617,625
                                                                          ------------   ------------
                                                                             6,367,842      7,583,024           4.60%
                                                                          ------------   ------------   ------------

TOTAL HEALTH CARE                                                            9,203,551     11,753,933           7.13%
                                                                          ------------   ------------   ------------

INDUSTRIALS
Capital Goods                        1,500 DEERE & CO COM                      122,408        150,420
                                     7,500 DRS TECHNOLOGIES INC COM            215,334        415,500
                                     7,000 GENERAL DYNAMICS CORP COM           335,505        547,050
                                    23,000 GENERAL ELEC CO COM                 673,252        829,150
                                     2,500 KUBOTA CORP ADR                     110,638        132,275
                                     9,000 L-3 COMMUNICATNS HLDGS COM          644,504        735,810
                                     2,500 LOCKHEED MARTIN CORP COM            214,913        242,975
                                    42,655 OWENS CORNING                     1,545,268      1,221,639
                                     2,000 THERMO FISHER SCIENTIFIC             93,930         95,700
                                    40,000 TYCO INTL LTD NEW COM               724,965      1,275,200
                                                                          ------------   ------------
                                                                             4,680,715      5,645,719           3.42%
                                                                          ------------   ------------   ------------

Commercial Services & Supplies       2,500 MANPOWER INC                        187,398        182,100
                                     5,000 PORTFOLIO RECOVERY ASSOC C          208,309        217,150
                                     6,500 STERICYCLE INC COM                  441,397        495,075
                                                                          ------------   ------------
                                                                               837,104        894,325           0.54%
                                                                          ------------   ------------   ------------

Transportation                      10,000 CONTINENTAL AIRLINES                361,984        414,900
                                    10,000 UAL CORPORATION                     469,006        432,000
                                                                          ------------   ------------
                                                                               830,990        846,900           0.51%
                                                                          ------------   ------------   ------------

TOTAL INDUSTRIALS                                                            6,348,809      7,386,944           4.48%
                                                                          ------------   ------------   ------------

INFORMATION TECHNOLOGY
Software & Services                    200 CACI INTL INC CL A                    9,943          9,406
                                     2,000 COGNIZANT TECHNOLOGY SOLUT          153,125        167,180
                                     5,000 EBAY INC COM                        142,545        161,950
                                     4,500 GLOBAL SOURCES                       78,471         85,950
                                    53,000 MICROSOFT CORP COM                1,409,696      1,634,330
                                    13,500 ORACLE CORP COM                     179,725        229,410
                                                                          ------------   ------------
                                                                             1,973,506      2,288,226           1.39%
                                                                          ------------   ------------   ------------

Technology Hardware & Equipment      6,750 CANON INC ADR                       281,014        354,818
                                     4,000 CISCO SYS INC COM                   100,790        104,880
                                    15,000 FOUNDRY NETWORKS INC COM            169,556        217,050
                                    15,000 HEWLETT PACKARD CO COM              365,950        649,200
                                     3,000 INTERDIGITAL COMMUNCTN COM           98,129        102,570
                                    10,000 INTERNATIONAL BUS MACH COM          728,412        991,500
                                     5,000 MOTOROLA INC COM                     98,038         98,000
                                     4,000 SEAGATE TECHNOLOGY SHS              103,359        107,835
                                                                          ------------   ------------
                                                                             1,945,248      2,625,853           1.59%
                                                                          ------------   ------------   ------------

Semiconductors &                     7,500 MICRON TECHNOLOGY INC COM            89,113         97,125
Semiconductor Equipment                500 NVIDIA CORP COM                      17,076         15,325
                                                                          ------------   ------------
                                                                               106,189        112,450            0.07%
                                                                          ------------   ------------   ------------

TOTAL INFORMATION TECHNOLOGY                                                 4,024,942      5,026,529           3.05%
                                                                          ------------   ------------   ------------

MATERIALS                           10,000 ALLIANCE RES PARTNR LP UT           121,950        342,200
                                     1,000 ANGLO AMERN PLC ADR                  11,803         23,350
                                     3,000 BHP BILLITON LTD SPONSORED          134,325        122,970
                                     4,500 MACQUARIE INFRASTRUCTURE            157,646        164,415
                                     4,000 NUCOR CORP COM                      219,191        253,035
                                                                          ------------   ------------
TOTAL MATERIALS                                                                644,914        905,970           0.55%
                                                                          ------------   ------------   ------------

TELECOMMUNICATION SERVICES           8,000 AMERICA MOVIL SA DE CV SPO          352,076        354,480
                                    10,000 AT&T CORP COM                       335,778        376,300
                                     5,000 BT GROUP                            285,933        305,200
                                     3,500 CHINA MOBILE HONG KONG SPO          145,232        153,400
                                     8,300 CHUNGHWA TELECOM CO SPONSO          136,617        171,893
                                     5,000 MOBILE TELESYS OJSC SPONSO          168,506        258,700
                                     1,500 SK TELECOM LTD SPONSORED A           28,945         35,625
                                    10,000 TELECOMUNCA DE SAO PAU SPO          193,980        254,400
                                    10,000 VERIZON COMMUNICATIONS COM          296,520        385,200
                                                                          ------------   ------------
TOTAL TELECOMMUNICATIONS SERVICES                                            1,943,587      2,295,198           1.39%
                                                                          ------------   ------------   ------------

UTILITIES                            4,000 AMERIGAS PARTNERS L P UNIT          124,334        131,240
                                    10,000 COMPANHIA DE SANEAMENTO SP          201,178        314,600
                                     5,000 DOMINION RES INC VA COM             284,006        414,800
                                     3,000 DUKE ENERGY CORP COM                 59,122         59,070
                                    12,500 ENDESA NACIONAL ELEC SPONS          464,976        627,325
                                    22,500 EXELON CORP COM                     738,199      1,349,789
                                    16,000 ONEOK INC NEW COM                   315,437        686,560
                                     7,500 QUESTAR CORP COM                    234,832        609,000
                                    65,000 TECO ENERGY INC COM                 931,803      1,102,400
                                                                          ------------   ------------
TOTAL UTILITIES                                                              3,353,887      5,294,784           3.21%
                                                                          ------------   ------------   ------------

TOTAL INVESTMENTS IN COMMON STOCKS                                        $ 60,578,201   $ 78,748,651          47.74%
                                                                          ============   ------------   ------------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2007
================================================================================

                                                                                  Percent
                                     Shares                        Market         of Net
Company Name                          Held           Cost           Value         Assets
PREFERRED STOCKS:
BLUE WATER TR I                            10    $ 1,001,109     $ 1,000,000
LEARNINGSTATION.COM                 1,224,661        500,000         300,000
                                                 -----------     -----------
TOTAL PREFERRED STOCKS                           $ 1,501,109     $ 1,300,000           0.79%
                                                 ===========     -----------    -----------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited) January 31, 2007
================================================================================

                                                                                            Market        Percent of
Industries                        Company Name                              Cost            Value         Net Assets
Short-term                Evergreen Institutional Money
Investments               Market Fund                                  $   6,711,961    $   6,711,961             4.07%
                                                                       =============    -------------    -------------


TOTAL INVESTMENTS - MARKET VALUE                                                          151,965,985            92.13%
                                                                                        =============    =============


Aggregate gross unrealized appreciation of security values                              $  34,861,979
Aggregate gross unrealized depreciation of security values                                 (2,576,941)
                                                                                        -------------
Net appreciation of security values                                                        32,285,038
Tax cost of securities                                                                    119,680,947
                                                                                        -------------
Total market value of securities                                                        $ 151,965,985
                                                                                        =============

Item 1.  Schedule of Investments.

BMC FUND, INC.                                                       SCHEDULE II
INVESTMENTS IN AFFILIATES (Unaudited)
January 31, 2007
================================================================================

                                   Number of      Amount of Equity
                                 Shares Held At     In Net Profit         Amount of            Value at
                                   January 31,    And Loss for the        Dividends          January 31,
Issuer                                2007             Period                (1)                 2007

Broyhill Industries, Inc. -
  wholly owned subsidiary             1,000         $    (3,020)         $        --         $   622,710

P. B. Realty, Inc. -
  wholly owned subsidiary             1,000             172,575                   --          16,128,512
                                                    -----------          -----------         -----------

TOTAL                                               $   169,555          $        --         $16,751,222
                                                    ===========          ===========         ===========

(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.


By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Chief Financial Officer
March 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Chief Financial Officer
March 5, 2007


/s/ Paul H. Broyhill
Paul H. Broyhill
Chief Executive Officer
March 5, 2007